Sep-28-06 07:56am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-199 P.002/002 F-156

Director
Securities Operation

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTINYS

NYSE Group

06031876

1-31818

# REVISED

September 28, 2006

RECD S.E.C.
SEP 2 8 2006
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Synthetic Fixed-Income Securities, Inc. On Behalf Of STRATS(SM) Trust For News Corporation Securities, Series 2006-4, Fixed Rate Structured Repackaged Asset-Backed Trust Securities (STRATS$^{SM}$) Callable Class A-1 Certificates, Series 2006-4 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 27, 2006. Tentative listing date – September 28, 2006.

Sincerely,

PROCESSED
DEC 0 1 2006
THOMSON
FINANCIAL